FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - DERIVATIVE LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the period	$ 20,978
Fair value adjustments and recognition of day 1 loss recognized in profit or loss	(8,228)		$ (13,422)
Balance at the end of the period	22,726	$ 20,978
Derivatives
Disclosure of detailed information about financial instruments [line items]
Unrecognized Day 1 Loss	800
Level 3 | At fair value | Derivatives
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the period	741	2,623
Initial recognition of financial liability	9,860	10,932
Initial Recognition of Unrecognized Day 1 Loss	(952)
Exercise of financial liability		(18,383)
Fair value adjustments and recognition of day 1 loss recognized in profit or loss	(8,228)	5,569
Balance at the end of the period	$ 1,421	$ 741	$ 2,623